Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (14,093,529)	$ (20,251,051)	$ (36,772,143)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share of loss from subsidiaries	21,232,789	31,604,578	46,869,641
Reversal of share-based compensation expenses	(363,949)	(1,013,080)	(153,034)
Loss on forgiveness of receivable from a subsidiary		1,164,737	1,600,517
Changes in assets and liabilities:
Due from subsidiaries	(23,986,205)	17,376,204	(45,292,116)
Other current assets, net	1,608,080	738,592	(2,682,168)
Accrued liabilities and other payables	(22,525)	22,525
Due to subsidiaries	(1,984,164)	1,574,557	409,607
Net Cash (Used in) Provided by Operating Activities	(17,609,503)	31,217,062	(36,019,696)
Effect of Foreign Exchange on Cash and Cash Equivalents	1,294,937	(2,505,070)	(3,780,565)
Net Increase (Decrease) in Cash and Cash Equivalents	(16,314,566)	28,711,992	(39,800,261)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	201,300,690	172,588,698	212,388,959
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	184,986,124	201,300,690	172,588,698
Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards			$ 98